FINANCIAL ASSETS AND LIABILITIES - Adjustment factor (Details) $ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) $ / shares	Dec. 31, 2020 BRL (R$) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries
Total financial assets	R$ 2,601,027	R$ 3,199,751
Total financial liabilities	(578,626)	(647,214)
Itaipu
Disclosure of subsidiaries
Reimbursement obligation - Union - Current liabilities	(3,868,026)	(3,862,825)
Reimbursement obligation - Union - Non - current liabilities	(283,559)	(1,444,147)
Total	(149,761)	455,820
Itaipu | Binacional adjustment factor
Disclosure of subsidiaries
Regulatory Asset - Current Asset	2,837,610	2,608,839	$ 508,487	$ 502,018
Regulatory Asset - Non-current Asset	306,339	1,891,004	54,895	363,885
Total financial assets	3,143,949	4,499,843	563,382	865,903
Reimbursement obligation - Union - Current liabilities	(2,162,803)	(1,639,568)	(387,564)	(315,502)
Reimbursement obligation - Union - Non - current liabilities	(283,559)	(1,444,147)	(50,812)	(277,897)
Total financial liabilities	(2,446,362)	(3,083,715)	(438,376)	(593,399)
Total	R$ 697,587	R$ 1,416,128	$ 125,006	$ 272,504
Adopted rate | $ / shares	R$ 5.58	R$ 5.20